Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2014
Investments Schedule [Abstract]
Investment in Equity Investee

Investment in an equity investee

	As of December 31, 2012			Increase (decrease) during the year ended December 31, 2013		As of December 31, 2013
	Cost of investment	Share equity loss	Investment in equity investee	Cost of investment	Share equity loss	Cost of investment	Share equity loss	Investment in equity investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Yizhuang Fund	50,500	(1,101)	49,399	50,500	(1,372)	101,000	(2,473)	98,527

	As of December 31, 2013			Increase (decrease) during the year ended December 31, 2014		As of December 31, 2014
	Cost of investment	Share equity loss	Investment in equity investee	Cost of investment	Share equity loss	Cost of investment	Share equity loss	Investment in equity investee	Investment in equity investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
Yizhuang Fund	101,000	(2,473)	98,527	—	(671)	101,000	(3,144)	97,856	15,772